UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4563
Oppenheimer Limited-Term Government Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.

March 31, 2012

Oppenheimer

Limited-Term Government Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

March 31, 2012 Oppenheimer Management Limited-Term Commentary and Government Fund Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Portfolio Allocation

Mortgage-Backed Obligations:
Government Agency	54.4%
Non-Agency	7.0
U.S. Government Obligations	24.6
Short-Term Notes	13.3
Asset-Backed Securities	0.7
Options Purchased	—	*
Swaptions Purchased	—	*

*	Represents a value of less than 0.05%.
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on the total market value of investments. For more current holdings information, please visit oppenheimerfunds.com.

Credit Rating Breakdown	NRSRO Only Total

Treasury	3.9%
Agency	88.3
AAA	5.1
AA	0.7
A	0.9
BBB	0.1
BB	0.3
B	0.2
CCC	0.5

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 30, 2012, and are subject to change. Except for securities labeled “Treasury” and “Agency” and except for certain securities issued or guaranteed by a foreign sovereign all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.
6 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the maximum initial sales charge of 3.50% that was in place prior to April 1, 2012. Effective April 1, 2012, the maximum initial sales charge for Class A shares of the Fund is 2.25%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
7 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2011	March 30, 2012	March 30, 2012

Actual
Class A	$1,000.00	$1,013.30	$4.01
Class B	1,000.00	1,009.20	8.02
Class C	1,000.00	1,009.30	7.97
Class N	1,000.00	1,011.80	5.52
Class Y	1,000.00	1,014.80	2.51

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.89	4.03
Class B	1,000.00	1,016.91	8.06
Class C	1,000.00	1,016.96	8.00
Class N	1,000.00	1,019.39	5.54
Class Y	1,000.00	1,022.38	2.52
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 30, 2012 are as follows:

Class	Expense Ratios

Class A	0.80%
Class B	1.60
Class C	1.59
Class N	1.10
Class Y	0.50
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—0.9%
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	$4,000,000	$4,059,240
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[1]	5,690,000	5,707,918
Exeter Automobile Receivables Trust, Automobile Receivable Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16[2]	3,449,919	3,449,194
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[2]	1,686,514	1,682,568

Total Asset-Backed Securities (Cost $14,825,801)		14,898,920

Mortgage-Backed Obligations—74.3%
Government Agency—65.7%
FHLMC/FNMA/FHLB/Sponsored—60.5%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19	204,274	217,751
4.50%, 4/1/42[3]	33,870,000	35,923,369
6%, 5/15/18-10/15/29	9,780,643	10,763,332
6.50%, 4/15/18-4/1/34	5,359,615	5,962,572
7%, 8/15/16-10/1/37	3,044,873	3,498,261
7.50%, 1/1/32-9/15/33	6,531,788	7,826,347
8%, 4/1/16	658,348	711,824
8.50%, 3/15/31	156,773	192,967
9%, 8/1/22-5/1/25	235,249	271,539
10%, 8/16/21	47,085	48,795
11%, 12/15/20	49,294	58,836
11.50%, 6/15/20-12/3/20	75,229	81,075
11.75%, 1/15/16-4/15/19	1,367	1,377
12%, 6/15/15	5,003	5,137
12.50%, 7/15/19	14,334	15,478
13%, 8/15/15	23,721	25,606
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.90%, 6/15/21[4]	8,862	8,953
Series 151, Cl. F, 9%, 5/15/21	37,529	43,555
Series 1695, Cl. F, 2.594%, 3/15/24[4]	2,127,050	2,228,623
Series 2006-11, Cl. PS, 23.68%, 3/25/36[4]	1,597,224	2,425,155
Series 2035, Cl. PC, 6.95%, 3/15/28	1,362,802	1,603,246
Series 2084, Cl. ZC, 6.50%, 8/15/28	767,013	871,732
Series 2116, Cl. ZA, 6%, 1/15/29	1,153,645	1,304,930
Series 2122, Cl. FD, 0.592%, 2/15/29[4]	1,090,174	1,093,841
Series 2132, Cl. FN, 1.144%, 3/15/29[4]	1,711,979	1,742,402
Series 2148, Cl. ZA, 6%, 4/15/29	2,051,545	2,318,761
Series 2195, Cl. LH, 6.50%, 10/15/29	2,705,192	3,104,837
Series 2220, Cl. PD, 8%, 3/15/30	352,907	420,291
Series 2281, Cl. Z, 6.50%, 2/15/31	3,897,924	4,479,021
Series 2319, Cl. BZ, 6.50%, 5/15/31	5,826,114	6,692,195
10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates: Continued
Series 2326, Cl. ZP, 6.50%, 6/15/31	$1,276,769	$1,470,886
Series 2344, Cl. FP, 1.192%, 8/15/31[4]	939,860	961,016
Series 2368, Cl. TG, 6%, 10/15/16	187,529	200,037
Series 2392, Cl. FB, 0.842%, 1/15/29[4]	293,672	296,681
Series 2396, Cl. FE, 0.842%, 12/15/31[4]	424,261	429,162
Series 2401, Cl. FA, 0.892%, 7/15/29[4]	399,088	403,712
Series 2427, Cl. ZM, 6.50%, 3/15/32	281,119	324,235
Series 2464, Cl. FI, 1.242%, 2/15/32[4]	664,379	678,355
Series 2470, Cl. LF, 1.242%, 2/15/32[4]	679,716	694,015
Series 2471, Cl. FD, 1.242%, 3/15/32[4]	1,006,675	1,027,815
Series 2481, Cl. AF, 0.792%, 3/15/32[4]	587,991	593,182
Series 2500, Cl. FD, 0.742%, 3/15/32[4]	752,863	759,143
Series 2504, Cl. FP, 0.742%, 3/15/32[4]	1,144,582	1,152,700
Series 2526, Cl. FE, 0.642%, 6/15/29[4]	963,806	968,450
Series 2530, Cl. FD, 0.742%, 2/15/32[4]	1,324,657	1,334,068
Series 2538, Cl. F, 0.842%, 12/15/32[4]	172,221	173,628
Series 2550, Cl. FI, 0.592%, 11/15/32[4]	753,516	754,246
Series 2551, Cl. FD, 0.642%, 1/15/33[4]	972,090	976,721
Series 2627, Cl. KM, 4.50%, 6/1/18	2,792,626	2,993,073
Series 2668, Cl. AZ, 4%, 9/1/18	1,203,608	1,275,953
Series 2676, Cl. KY, 5%, 9/15/23	4,153,835	4,568,676
Series 2838, Cl. EH, 4.50%, 6/1/18	2,229,441	2,240,913
Series 2843, Cl. A, 4.96%, 9/1/31	12,279,924	12,492,242
Series 3013, Cl. GA, 5%, 6/1/34	5,263,677	5,558,647
Series 3025, Cl. SJ, 23.864%, 8/15/35[4]	368,194	576,962
Series 3094, Cl. HS, 23.497%, 6/15/34[4]	956,202	1,375,777
Series 3134, Cl. FA, 0.542%, 3/15/36[4]	13,315,798	13,283,894
Series 3197, Cl. AN, 5.50%, 8/1/13	118,959	118,939
Series 3242, Cl. QA, 5.50%, 3/1/30	75,660	75,647
Series 3342, Cl. FT, 0.692%, 7/15/37[4]	6,954,303	6,963,821
Series 3465, Cl. HA, 4%, 7/1/17	793,889	827,627
Series 3617, Cl. DC, 4%, 7/1/27	6,804,032	7,058,174
Series 3647, Cl. BD, 3%, 12/1/19	27,860,899	28,659,057
Series 3676, Cl. DA, 4%, 4/1/22	3,262,920	3,326,121
Series 3803, Cl. YP, 4.50%, 2/1/41	3,292,452	3,428,498
Series 3804, Cl. WJ, 3%, 3/1/39	22,668,848	23,453,852
Series 3822, Cl. JA, 5%, 6/1/40	1,613,257	1,734,846
Series 3848, Cl. WL, 4%, 4/1/40	5,637,613	5,929,698
Series 3917, Cl. BA, 4%, 6/1/38	9,543,568	9,917,048
Series R013, Cl. AB, 6%, 12/1/21	720,149	729,052
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 12.604%, 2/1/28[5]	400,697	77,021
Series 205, Cl. IO, 14.077%, 9/1/29[5]	2,671,613	500,752
Series 206, Cl. IO, 40.577%, 12/1/29[5]	122,097	27,836
Series 2074, Cl. S, 62.825%, 7/17/28[5]	585,801	120,572
11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security: Continued
Series 2079, Cl. S, 74.454%, 7/17/28[5]	$989,538	$211,108
Series 243, Cl. 6, 0.633%, 12/15/32[5]	1,104,092	249,877
Series 2493, Cl. S, 63.706%, 9/15/29[5]	708,896	156,460
Series 2526, Cl. SE, 41.986%, 6/15/29[5]	1,331,616	274,563
Series 2720, Cl. SA, 67.388%, 1/15/29[5]	4,679,965	325,236
Series 2795, Cl. SH, 16.652%, 3/15/24[5]	8,863,508	1,301,596
Series 2796, Cl. SD, 63.723%, 7/15/26[5]	279,442	50,001
Series 2819, Cl. S, 57.397%, 6/15/34[5]	12,530,112	2,230,433
Series 2835, Cl. BS, 48.558%, 12/15/28[5]	7,867,278	659,541
Series 2920, Cl. S, 66.022%, 1/15/35[5]	6,479,705	1,286,175
Series 3110, Cl. SL, 99.999%, 2/15/26[5]	989,003	126,797
Series 3450, Cl. BI, 10.188%, 5/15/38[5]	7,358,937	1,023,128
Series 3662, Cl. SM, 24.714%, 10/15/32[5]	4,559,972	623,085
Federal Home Loan Mortgage Corp.,
Mtg.-Linked Global Debt Securities, 2.06%, 1/15/22	17,529,722	17,772,065
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 10.097%, 12/1/31[6]	842,153	793,932
Series 219, Cl. PO, 10.71%, 3/1/32[6]	2,292,962	2,160,695
Federal Home Loan Mortgage Corp., Stripped
Mtg.-Backed Security, Series 237, Cl. F16, 0.742%, 5/15/36[4]	10,190,039	10,204,398
Federal National Mortgage Assn.:
2.50%, 4/1/27[3]	69,050,000	70,021,016
3.50%, 8/1/40	3,666,227	3,762,682
3.50%, 4/1/27[3]	31,235,000	32,767,467
4%, 9/1/18-5/1/19	16,963,568	18,101,161
4%, 4/1/42[3]	37,560,000	39,391,050
4.50%, 5/25/18-8/1/26	21,150,554	22,741,822
4.50%, 12/1/20-4/1/42[3]	30,202,032	32,145,632
5%, 2/25/18-7/25/22	36,244,053	39,352,345
5%, 4/1/42[3]	45,290,000	48,927,362
5.50%, 11/1/21-1/1/36	9,330,465	10,224,246
5.50%, 4/1/27-4/1/42[3]	24,725,000	26,939,383
6%, 3/25/17-2/1/40	19,334,507	21,302,243
6%, 4/1/42[3]	2,590,000	2,853,857
6%, 8/1/34[7]	1,584,915	1,770,855
6.50%, 6/25/17-1/1/34	24,533,009	27,855,724
7%, 7/25/13-2/25/36	16,012,228	18,409,045
7.50%, 2/25/27-8/25/33	18,432,607	21,962,758
8%, 6/25/17	591	659
8.50%, 7/1/32	78,044	95,326
9%, 8/25/19	6,554	7,653
9.50%, 11/25/21	5,343	6,177
11%, 11/25/15-8/13/19	255,649	285,313
11.25%, 3/10/16	37,123	42,396
11.50%, 8/8/19	28,238	31,613
12%, 1/25/16-8/25/16	37,719	38,562
12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.: Continued
12.50%, 8/25/15-12/25/15	$18,129	$18,631
13%, 9/8/15-8/25/26	57,508	59,780
Federal National Mortgage Assn., 15 yr., 3%, 4/1/27[3]	72,495,000	75,066,303
Federal National Mortgage Assn., 30 yr., 3.50%, 4/1/42[3]	2,735,000	2,809,358
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18	42,570	47,460
Trust 1991-109, Cl. Z, 8.50%, 9/25/21	24,712	29,015
Trust 1992-34, Cl. G, 8%, 3/25/22	10,291	10,403
Trust 1997-16, Cl. PD, 7%, 3/18/27	2,437,946	2,866,151
Trust 1998-59, Cl. Z, 6.50%, 10/25/28	244,577	280,349
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,447,062	1,657,701
Trust 2001-69, Cl. PF, 1.242%, 12/25/31[4]	1,475,160	1,506,249
Trust 2002-12, Cl. PG, 6%, 3/25/17	5,063,792	5,490,845
Trust 2002-19, Cl. PE, 6%, 4/25/17	407,869	435,911
Trust 2002-29, Cl. F, 1.242%, 4/25/32[4]	716,810	732,004
Trust 2002-39, Cl. FD, 1.242%, 3/18/32[4]	1,117,682	1,143,793
Trust 2002-52, Cl. FD, 0.742%, 9/25/32[4]	931,769	939,614
Trust 2002-53, Cl. FY, 0.742%, 8/25/32[4]	927,678	934,023
Trust 2002-64, Cl. FJ, 1.242%, 4/25/32[4]	220,908	225,591
Trust 2002-65, Cl. FB, 1.242%, 7/25/32[4]	1,414,848	1,444,453
Trust 2002-68, Cl. FH, 0.742%, 10/18/32[4]	447,268	450,571
Trust 2002-77, Cl. TF, 1.242%, 12/18/32[4]	2,889,770	2,949,466
Trust 2002-82, Cl. FE, 1.242%, 12/25/32[4]	1,283,883	1,310,916
Trust 2002-9, Cl. PC, 6%, 3/25/17	2,839,997	3,081,635
Trust 2002-90, Cl. FJ, 0.742%, 9/25/32[4]	470,716	474,105
Trust 2002-90, Cl. FM, 0.742%, 9/25/32[4]	452,612	455,870
Trust 2003-111, Cl. HF, 0.642%, 5/25/30[4]	1,552,751	1,553,665
Trust 2003-112, Cl. AN, 4%, 11/1/18	4,306,942	4,564,611
Trust 2003-116, Cl. FA, 0.642%, 11/25/33[4]	607,559	611,035
Trust 2003-130, Cl. CS, 13.617%, 12/25/33[4]	1,558,093	1,827,484
Trust 2003-21, Cl. FK, 0.642%, 3/25/33[4]	74,649	75,006
Trust 2003-26, Cl. XF, 0.692%, 3/25/23[4]	3,459,126	3,477,416
Trust 2003-33, Cl. LF, 0.592%, 7/25/17[4]	336,985	337,216
Trust 2003-44, Cl. CB, 4.25%, 3/1/33	1,712,007	1,798,542
Trust 2003-45, Cl. AB, 3.75%, 5/1/33	445,032	456,918
Trust 2004-101, Cl. BG, 5%, 1/25/20	5,512,051	5,909,529
Trust 2004-29, Cl. QG, 4.50%, 12/1/32	5,000,000	5,357,634
Trust 2004-7, Cl. J, 4%, 7/1/17	1,880,834	1,896,586
Trust 2004-72, Cl. FB, 0.742%, 9/25/34[4]	3,441,956	3,458,388
Trust 2004-9, Cl. AB, 4%, 7/1/17	195,188	196,142
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	5,952,688	6,903,822
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	8,786,788	9,980,566
Trust 2005-45, Cl. XA, 0.582%, 6/25/35[4]	4,109,059	4,103,413
Trust 2005-5, Cl. AB, 5%, 4/1/32	4,783,545	5,035,347
Trust 2005-53, Cl. WC, 5%, 8/1/18	507,555	508,586
Trust 2005-67, Cl. BF, 0.592%, 8/25/35[4]	3,502,339	3,505,314
13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	$5,378,811	$5,614,566
Trust 2005-85, Cl. FA, 0.592%, 10/25/35[4]	8,044,622	8,049,020
Trust 2006-46, Cl. SW, 23.313%, 6/25/36[4]	1,449,106	2,188,163
Trust 2006-50, Cl. KS, 23.314%, 6/25/36[4]	1,216,685	1,841,006
Trust 2006-50, Cl. SK, 23.314%, 6/25/36[4]	282,649	443,087
Trust 2007-42, Cl. A, 6%, 2/1/33	6,302,389	6,629,705
Trust 2007-79, Cl. FA, 0.692%, 8/25/37[4]	5,220,982	5,226,335
Trust 2008-14, Cl. BA, 4.25%, 3/1/23	1,185,003	1,261,889
Trust 2009-114, Cl. AC, 2.50%, 12/1/23	2,563,377	2,646,035
Trust 2009-36, Cl. FA, 1.182%, 6/25/37[4]	26,391,851	26,788,531
Trust 2009-37, Cl. HA, 4%, 4/1/19	6,672,252	7,063,335
Trust 2009-70, Cl. PA, 5%, 8/1/35	16,178,290	16,643,235
Trust 2010-37, Cl. NG, 4%, 1/1/28	15,487,028	16,013,015
Trust 2011-122, Cl. EA, 3%, 11/1/29	8,050,467	8,317,424
Trust 2011-122, Cl. EC, 1.50%, 1/1/20	15,487,421	15,722,372
Trust 2011-15, Cl. DA, 4%, 3/1/41	12,422,361	13,034,790
Trust 2011-3, Cl. KA, 5%, 4/1/40	5,461,955	5,973,839
Trust 2011-88, Cl. AB, 2.50%, 9/1/26	3,900,049	4,034,702
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 37.481%, 12/18/31[5]	1,111,627	205,106
Trust 2001-68, Cl. SC, 28.115%, 11/25/31[5]	950,524	181,351
Trust 2001-81, Cl. S, 30.356%, 1/25/32[5]	737,741	155,324
Trust 2002-28, Cl. SA, 38.012%, 4/25/32[5]	677,141	134,074
Trust 2002-38, Cl. SO, 51.341%, 4/25/32[5]	1,010,909	195,045
Trust 2002-39, Cl. SD, 41.955%, 3/18/32[5]	1,084,741	222,132
Trust 2002-48, Cl. S, 35.346%, 7/25/32[5]	1,081,907	215,001
Trust 2002-52, Cl. SD, 40.405%, 9/25/32[5]	931,769	192,789
Trust 2002-52, Cl. SL, 37.859%, 9/25/32[5]	707,089	143,445
Trust 2002-53, Cl. SK, 40.535%, 4/25/32[5]	632,924	132,512
Trust 2002-56, Cl. SN, 37.339%, 7/25/32[5]	1,469,413	292,182
Trust 2002-60, Cl. SM, 36.847%, 8/25/32[5]	2,231,023	374,814
Trust 2002-77, Cl. IS, 47.373%, 12/18/32[5]	1,446,973	301,822
Trust 2002-77, Cl. SH, 41.519%, 12/18/32[5]	1,011,165	209,426
Trust 2002-9, Cl. MS, 32.57%, 3/25/32[5]	1,196,764	243,374
Trust 2003-33, Cl. IA, 7.98%, 5/25/33[5]	219,411	42,828
Trust 2003-33, Cl. SP, 42.078%, 5/25/33[5]	2,794,961	412,305
Trust 2003-38, Cl. SA, 35.967%, 3/25/23[5]	3,020,995	326,371
Trust 2003-4, Cl. S, 37.302%, 2/25/33[5]	1,595,376	261,451
Trust 2005-122, Cl. SD, 56.549%, 6/25/35[5]	8,778,692	1,324,087
Trust 2005-14, Cl. SE, 45.485%, 3/25/35[5]	8,929,311	1,426,009
Trust 2005-40, Cl. SA, 60.918%, 5/25/35[5]	3,562,522	682,036
Trust 2005-63, Cl. SA, 53.52%, 10/25/31[5]	3,620,368	723,167
Trust 2005-63, Cl. X, 36.089%, 10/25/31[5]	42,857	1,218
Trust 2005-71, Cl. SA, 65.812%, 8/25/25[5]	4,224,223	572,912
Trust 2006-51, Cl. SA, 48.358%, 6/25/36[5]	10,488,630	1,398,880
14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2006-60, Cl. DI, 42.05%, 4/25/35[5]	$7,590,695	$1,020,991
Trust 2007-77, Cl. SB, 69.835%, 12/25/31[5]	2,083,635	99,600
Trust 2008-46, Cl. EI, 9.748%, 6/25/38[5]	7,337,518	1,045,770
Trust 2008-55, Cl. SA, 19.239%, 7/25/38[5]	185,643	25,630
Trust 2009-8, Cl. BS, 17.59%, 2/25/24[5]	4,037,816	434,570
Trust 2009-85, Cl. IO, 12.238%, 10/1/24[5]	8,844,824	777,747
Trust 2011-48, Cl. IC, 24.721%, 5/1/13[5]	20,412,366	351,148
Trust 2011-84, Cl. IG, 5.913%, 8/1/13[5]	26,370,784	568,180
Trust 221, Cl. 2, 34.527%, 5/1/23[5]	1,778,213	388,303
Trust 254, Cl. 2, 31.005%, 1/1/24[5]	2,267,182	494,166
Trust 294, Cl. 2, 16.637%, 2/1/28[5]	2,517,724	453,800
Trust 301, Cl. 2, 1.916%, 4/1/29[5]	1,249,320	232,403
Trust 321, Cl. 2, 16.765%, 4/1/32[5]	7,055,296	1,295,280
Trust 324, Cl. 2, 0.372%, 7/1/32[5]	2,403,675	454,021
Trust 331, Cl. 10, 20.782%, 2/1/33[5]	3,209,893	649,618
Trust 331, Cl. 4, 9.409%, 2/1/33[5]	2,785,727	603,489
Trust 331, Cl. 5, 11.484%, 2/1/33[5]	3,956,243	812,061
Trust 331, Cl. 6, 4.606%, 2/1/33[5]	3,961,173	836,682
Trust 334, Cl. 10, 12.609%, 2/1/33[5]	1,608,391	342,025
Trust 339, Cl. 15, 13.636%, 7/1/33[5]	1,453,740	263,190
Trust 339, Cl. 7, 0%, 7/1/33[5,8]	3,075,724	482,431
Trust 351, Cl. 8, 3.215%, 4/1/34[5]	2,853,056	460,451
Trust 356, Cl. 10, 14.804%, 6/1/35[5]	2,345,307	367,653
Trust 356, Cl. 12, 0%, 2/1/35[5,8]	1,172,394	182,249
Trust 362, Cl. 13, 1.608%, 8/1/35[5]	3,165,862	596,927
Trust 364, Cl. 15, 0%, 9/1/35[5,8]	1,882,775	321,211
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 9.581%, 9/1/32[6]	568,885	539,814
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 20.61%, 10/15/29[5]	30,407,837	244,737
Series 2001-3, Cl. IO, 21.602%, 5/15/31[5]	13,273,705	85,678
Series 2002-2, Cl. IO, 22.38%, 1/15/32[5]	35,554,094	129,307
Series 2002-3, Cl. IO, 21.554%, 8/15/32[5]	49,948,503	419,143
Series 2003-1, Cl. IO, 15.284%, 11/15/32[5]	72,974,055	442,741

		1,062,199,138
GNMA/Guaranteed—1.1%
Government National Mortgage Assn.:
6.50%, 1/29/24	129,845	149,419
7%, 1/29/28-2/8/30	824,035	975,768
7.50%, 6/29/28-8/29/28	498,713	531,639
8%, 9/29/28	36,944	38,984
8.50%, 8/1/17-12/15/17	365,543	413,810
9.50%, 9/29/17	1,912	2,014
10.50%, 12/29/17-1/29/21	77,800	79,333
11%, 11/8/19	57,886	64,661
11.50%, 5/29/13-7/29/15	7,598	7,649
13%, 9/29/14	422	426
15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

GNMA/Guaranteed Continued
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	$7,930,382	$9,361,266
Series 2009-66, Cl. CD, 2.50%, 8/1/39	1,077,689	1,110,264
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 69.091%, 7/16/28[5]	2,111,879	456,862
Series 1998-6, Cl. SA, 82.461%, 3/16/28[5]	1,249,532	271,476
Series 2001-21, Cl. SB, 90.563%, 1/16/27[5]	2,183,091	401,239
Series 2010-111, Cl. GI, 29.615%, 9/1/13[5]	80,497,336	1,796,523
Series 2010-147, Cl. LI, 26.568%, 11/1/13[5]	44,846,452	1,158,451
Series 2011-52, Cl. HS, 7.51%, 4/16/41[5]	8,448,352	1,982,934
Series 2011-82, Cl. IG, 8.043%, 6/1/13[5]	20,375,113	367,653

		19,170,371
Other Agency—4.1%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20	4,123,333	4,178,011
Series 2010-C1, Cl. A2, 2.90%, 10/29/20	8,340,000	8,790,835
Series 2010-C1, Cl. APT, 2.65%, 10/29/20	9,357,028	9,754,351
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series 2010-R1, Cl. 1A, 0.693%, 10/7/20[4]	8,066,217	8,078,800
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts.:
Series 2010-R3, Cl. 2A, 0.826%, 12/8/20[4]	23,563,842	23,665,166
Series 2010-R3, Cl. 3A, 2.40%, 12/8/20	6,181,397	6,278,939
NCUA Guaranteed Notes Trust, Asset-Backed Nts., Series 2010-A1, Cl. A, 0.607%, 12/7/20[4]	12,288,426	12,333,647

		73,079,749
Non-Agency—8.6%
Commercial—6.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-3, Cl. A4, 5.633%, 6/1/49[4]	3,837,723	4,278,282
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44[1]	1,258,846	1,265,118
CHL Mortgage Pass-Through Trust 2003-J5, Mtg. Pass-Through Certificates, Series 2003-J5, Cl. 2A1, 5%, 7/1/18	2,458,053	2,525,322
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%, 7/1/46[1]	5,852,111	6,114,408
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.721%, 9/1/20[1,5]	46,462,597	3,226,363
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	3,445,000	3,817,992
16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

Commercial Continued
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates:
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39	$5,059,232	$5,126,143
Series 2007-GG9, Cl. AM, 5.475%, 3/1/39	4,925,000	4,905,709
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	6,505,000	7,368,236
GS Mortgage Securities Trust 2007-GG10, Commercial Mtg. Pass-Through Certificates, Series 2007-GG10, Cl. A2, 5.778%, 8/1/45	4,343,380	4,417,715
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	3,530,212	3,446,064
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2010-C2, Cl. A2, 3.616%, 11/1/43[1]	7,185,000	7,572,613
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49[2]	7,066,032	7,172,023
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	5,006,298	5,047,044
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	4,828,367	4,900,307
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19, Commercial Mtg. Pass-Through Certificates, Series 2007-CB19, Cl. A2, 5.734%, 2/1/49[4]	936,079	938,110
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11, Commercial Mtg. Pass-Through Certificates, Series 2007-LD11, Cl. A4, 5.816%, 6/1/49[4]	2,500,000	2,750,578
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Commercial Mtg. Pass-Through Certificates, Series 2007-LDP11, Cl. ASB, 5.816%, 6/1/49[4]	4,649,755	4,994,637
LB-UBS Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A2, 5.868%, 6/11/32	1,813,794	1,826,826
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4, 5.858%, 7/11/40	8,745,000	9,936,235
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	3,921,038	4,034,142
Merrill Lynch Mortgage Trust 2005-MCP1, Commercial Mtg. Pass-Through Certificates, Series 2005-MCP1, Cl. A2, 4.556%, 6/1/43	902,309	906,486
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.882%, 6/1/49[4]	4,860,000	4,817,266
Sequoia Mortgage Trust, Mtg. Pass-Through Certificates, Series 2012-2, Cl. A2, 3.50%, 3/1/42	4,115,000	4,193,442
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.807%, 2/1/37[4]	4,384,655	3,082,636
WFRBS Commercial Mortgage Trust 2011-C3,Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 8.956%, 3/1/44[5]	51,006,187	4,500,709

		113,164,406
Multifamily—0.1%
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35	1,750,364	1,640,822
17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Other—0.4%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	$6,000,000	$6,627,954
Residential—1.6%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.202%, 5/25/34[4]	6,798,286	5,735,398
Countrywide Home Loans, Asset-Backed Certificates, Series 2005-16, Cl. 2AF2, 5.343%, 5/1/36[4]	4,402,120	3,412,008
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.362%, 6/25/47[4]	3,012,477	2,694,772
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 2.485%, 10/25/36[4]	3,432,621	3,145,816
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.595%, 12/25/34[4]	2,272,604	2,261,361
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36	1,422,138	1,023,934
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates:
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	6,089,641	4,141,623
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	198,844	135,236
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	2,852,292	1,833,339
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	4,288,554	4,347,228

		28,730,715

Total Mortgage-Backed Obligations (Cost $1,266,158,587)		1,304,613,155

U.S. Government Obligations—29.7%
Federal Home Loan Mortgage Corp. Nts.:
0.50%, 4/17/15	129,313,000	128,873,594
2%, 8/25/16	7,865,000	8,181,566
2.375%, 1/13/22	8,707,000	8,562,307
2.50%, 5/27/16	11,170,000	11,871,297
5%, 2/16/17	21,625,000	25,514,559
5.25%, 4/18/16	22,385,000	26,194,076
5.50%, 7/18/16	12,740,000	15,174,372
Federal National Mortgage Assn. Nts.:
0.375%, 3/16/15	117,540,000	116,745,430
1.125%, 4/27/17	43,231,000	42,993,792
4.375%, 10/15/15	26,912,000	30,333,161
5.375%, 6/12/17	20,521,000	24,726,615
U.S. Treasury Bills:
0.052%, 4/5/12	35,000,000	34,999,836
0.082%, 4/12/12[7]	30,000,000	29,999,569
0.14%, 9/20/12	17,500,000	17,488,993

Total U.S. Government Obligations (Cost $515,463,691)		521,659,167
18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

Short-Term Notes—16.0%
Federal Home Loan Bank:
0.001%, 4/2/12	$10,575,000	$10,575,000
0.001%, 4/4/12	60,000,000	59,999,700
0.05%, 4/13/12	10,000,000	9,999,833
0.07%, 4/11/12	64,000,000	63,998,756
0.08%, 4/9/12	90,000,000	89,998,500
0.08%, 4/18/12	32,000,000	31,998,791
Federal Home Loan Mortgage Corp.	15,000,000	14,999,925

Total Short-Term Notes (Cost $281,570,505)		281,570,505

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.0%
U.S. Long Bonds Futures, 6/20/12 Put[9]	4/9/12	$135.000	46	$7,188
U.S. Long Bonds Futures, 6/20/12 Put[9]	4/9/12	137.000	41	22,422
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Call[9]	4/9/12	131.000	47	1,469
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[9]	4/9/12	129.000	51	39,047
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[9]	4/23/12	125.500	25	1,563
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[9]	4/23/12	126.500	231	25,266
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[9]	4/23/12	127.500	120	22,500
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[9]	4/23/12	128.000	247	65,609
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[9]	4/23/12	129.000	52	26,813
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[9]	5/29/12	123.500	239	22,406
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[9]	5/29/12	127.000	350	136,719

Total Options Purchased (Cost $385,618)				371,002

	Swaption	Notional
	Expiration Date	Amount

Swaptions Purchased—0.0%
Goldman Sachs Group, Inc. (The), Swap Counterparty,
Interest Rate Swaption (European); Swap Terms: Paid:
1.945%; Received: Three-Month USD BBA LIBOR;
Termination Date: 10/2/19[9] (Cost $62,916)	10/1/12	$3,920,000	68,627
Total Investments, at Value (Cost $2,078,467,118)		120.9%	2,123,181,376
Liabilities in Excess of Other Assets		(20.9)	(366,800,163)

Net Assets		100.0%	$1,756,381,213

19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,886,420 or 1.36% of the Fund’s net assets as of March 30, 2012.

2.	Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $12,303,785, which represents 0.70% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Exeter Automobile Receivables Trust, Automobile Receivable Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16	2/23/12	$3,449,902	$3,449,194	$(708)
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49	7/14/10	6,977,707	7,172,023	194,316
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-10/4/11	1,686,685	1,682,568	(4,117)

		$12,114,294	$12,303,785	$189,491

3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See Note 1 of the accompanying Notes.

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $48,657,254 or 2.77% of the Fund’s net assets as of March 30, 2012.

6.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,494,441 or 0.20% of the Fund’s net assets as of March 30, 2012.

7.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $4,270,835. See Note 6 of the accompanying Notes.

8.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

9.	Non-income producing security.
20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Futures Contracts as of March 30, 2012 are as follows:

					Unrealized
Contract		Number of	Expiration		Appreciation
Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Long Bonds	Buy	134	6/20/12	$18,458,500	$(99,471)
U.S. Treasury Nts., 2 yr.	Buy	1,356	6/29/12	298,510,689	(87,975)
U.S. Treasury Nts., 5 yr.	Sell	932	6/29/12	114,206,407	563,623
U.S. Treasury Nts., 10 yr.	Sell	1,762	6/20/12	228,151,469	2,029,716
U.S. Treasury Ultra Bonds	Buy	4	6/20/12	603,875	(25,193)

					$2,380,700

Written Options as of March 30, 2012 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

U.S. Long Bonds Futures	Put	92	$136.00	4/9/12	$6,385	$(27,313)	$(20,928)
U.S. Treasury Nts. Futures, 10 yr.	Put	486	127.00	4/23/12	139,862	(68,344)	71,518
U.S. Treasury Nts. Futures, 10 yr.	Put	203	126.00	4/23/12	10,303	(15,859)	(5,556)
U.S. Treasury Nts. Futures, 10 yr.	Put	189	124.50	4/23/12	19,333	(5,906)	13,427
U.S. Treasury Nts. Futures, 10 yr.	Put	118	125.00	4/23/12	5,368	(5,531)	(163)
U.S. Treasury Nts. Futures, 10 yr.	Put	479	124.50	5/29/12	81,667	(67,359)	14,308
U.S. Treasury Nts. Futures, 10 yr.	Put	111	125.50	5/29/12	18,925	(22,547)	(3,622)
U.S. Treasury Nts., Futures 10 yr.	Put	113	128.00	4/9/12	5,381	(10,594)	(5,213)

					$287,224	$(223,453)	$63,771

As of March 30, 2012, the Fund had entered into the following written swaption contract:

Underlying
		Swap Type	Notional	Swaption
Reference Entity/	Swaption	from Fund	Amount	Expiration	Premium		Unrealized
Swaption Counterparty	Description	Perspective	(000’s)	Date	Received	Value	Depreciation

Three-Month USD
BBA LIBOR
Interest Rate
Swaption
(European); Swap
Terms: Paid: Three-Month
USD BBA LIBOR;
	Received: 1.115%;	Interest
Goldman Sachs Group,	Termination	Rate
Inc. (The)	Date: 10/2/15	Pay Floating	$11,530	10/1/12	$41,796	$(42,125)	$329
Abbreviations/Definitions are as follows:
BBA LIBOR                      British Bankers’ Association London-Interbank Offered Rate
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 30, 2012[1]

Assets
Investments, at value (cost $2,078,467,118)—see accompanying statement of investments	$2,123,181,376
Cash	17,754
Receivables and other assets:
Interest and principal paydowns	5,919,926
Shares of beneficial interest sold	962,920
Futures margins	859,843
Investments sold	46,325
Other	178,554

Total assets	2,131,166,698

Liabilities
Appreciated options written, at value (premiums received $240,862)	141,609
Depreciated options written, at value (premiums received $46,362)	81,844
Depreciated swaptions written, at value (premiums received $41,796)	42,125
Payables and other liabilities:
Investments purchased (including $367,272,839 purchased on a when-issued or delayed delivery basis)	369,109,073
Shares of beneficial interest redeemed	4,460,504
Distribution and service plan fees	262,987
Futures margins	203,396
Transfer and shareholder servicing agent fees	196,252
Shareholder communications	109,187
Dividends	84,130
Trustees’ compensation	62,805
Other	31,573

Total liabilities	374,785,485

Net Assets	$1,756,381,213

Composition of Net Assets
Par value of shares of beneficial interest	$188,055
Additional paid-in capital	1,900,868,763
Accumulated net investment income	10,973,700
Accumulated net realized loss on investments	(202,807,706)
Net unrealized appreciation on investments	47,158,401

Net Assets	$1,756,381,213

22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $849,593,870 and 90,910,172 shares of beneficial interest outstanding)	$9.35
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$9.69

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,040,629 and 5,249,014 shares of beneficial interest outstanding)	$9.34

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $304,245,856 and 32,620,062 shares of beneficial interest outstanding)	$9.33

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,521,624 and 4,768,569 shares of beneficial interest outstanding)	$9.34

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $508,979,234 and 54,507,080 shares of beneficial interest outstanding)	$9.34

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 30, 2012[1]
Investment Income
Interest	$22,909,206
Fee income on when-issued securities	3,989,498

Total investment income	26,898,704

Expenses
Management fees	3,687,057
Distribution and service plan fees:
Class A	1,057,638
Class B	260,734
Class C	1,584,715
Class N	110,417
Transfer and shareholder servicing agent fees:
Class A	702,066
Class B	94,163
Class C	221,425
Class N	51,481
Class Y	151,024
Shareholder communications:
Class A	53,634
Class B	8,651
Class C	16,110
Class N	2,751
Class Y	24,890
Trustees’ compensation	41,956
Custodian fees and expenses	9,064
Accounting service fees	6,000
Administration service fees	750
Other	155,649

Total expenses	8,240,175
Less waivers and reimbursements of expenses	(339,403)

Net expenses	7,900,772

Net Investment Income	18,997,932
24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	$7,945,435
Closing and expiration of option contracts written	754,879
Closing and expiration of futures contracts	(6,162,073)

Net realized gain	2,538,241
Net change in unrealized appreciation/depreciation on:
Investments	(1,903,910)
Futures contracts	2,773,396
Option contracts written	61,920
Swaption contracts	(329)

Net change in unrealized appreciation/depreciation	931,077

Net Increase in Net Assets Resulting from Operations	$22,467,250

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011

Operations
Net investment income	$18,997,932	$47,643,627
Net realized gain (loss)	2,538,241	(3,749,777)
Net change in unrealized appreciation/depreciation	931,077	(20,404,366)

Net increase in net assets resulting from operations	22,467,250	23,489,484

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,654,892)	(24,891,992)
Class B	(371,082)	(1,166,016)
Class C	(2,267,397)	(6,383,314)
Class N	(432,110)	(1,080,958)
Class Y	(6,272,408)	(14,121,347)

	(18,997,889)	(47,643,627)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(53,177,756)	(141,284,603)
Class B	(6,039,234)	(20,201,083)
Class C	(29,912,386)	(32,544,648)
Class N	294,670	(3,307,555)
Class Y	(894,144)	76,066,068

	(89,728,850)	(121,271,821)

Net Assets
Total decrease	(86,259,489)	(145,425,964)
Beginning of period	1,842,640,702	1,988,066,666

End of period (including accumulated net investment income of $10,973,700 and $10,973,657, respectively)	$1,756,381,213	$1,842,640,702

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.33	$9.45	$9.17	$9.52	$9.98	$9.96

Income (loss) from investment operations:
Net investment income[2]	.10	.25	.33	.45	.48	.45
Net realized and unrealized gain (loss)	.02	(.12)	.28	(.35)	(.46)	.06

Total from investment operations	.12	.13	.61	.10	.02	.51

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.25)	(.33)	(.13)	(.40)	(.49)
Tax return of capital distribution	—	—	—	(.32)	(.08)	—

Total dividends and/or distributions to shareholders	(.10)	(.25)	(.33)	(.45)	(.48)	(.49)

Net asset value, end of period	$9.35	$9.33	$9.45	$9.17	$9.52	$9.98

Total Return, at Net Asset Value[3]	1.33%	1.38%	6.73%	1.23%	0.12%	5.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$849,594	$901,117	$1,054,547	$967,621	$1,095,337	$1,175,824

Average net assets (in thousands)	$869,498	$947,592	$1,011,189	$979,498	$1,140,210	$1,088,598

Ratios to average net assets:[4]
Net investment income	2.22%	2.63%	3.49%	4.98%	4.83%	4.54%
Total expenses	0.86%	0.85%[5]	0.85%[5]	0.91%[5]	0.88%	0.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.77%	0.70%	0.70%	0.70%	0.70%

Portfolio turnover rate[6]	70%	87%	61%	59%	51%	88%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2011	0.85%
Year Ended September 30, 2010	0.86%
Year Ended September 30, 2009	0.91%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$2,503,061,236	$2,493,328,439
Year Ended September 30, 2011	$5,748,952,116	$5,463,391,268
Year Ended September 30, 2010	$1,512,202,423	$1,571,079,686
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.32	$9.44	$9.17	$9.52	$9.97	$9.96

Income (loss) from investment operations:
Net investment income[2]	.07	.17	.26	.38	.40	.38
Net realized and unrealized gain (loss)	.02	(.12)	.27	(.35)	(.45)	.05

Total from investment operations	.09	.05	.53	.03	(.05)	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.17)	(.26)	(.11)	(.34)	(.42)
Tax return of capital distribution	—	—	—	(.27)	(.06)	—

Total dividends and/or distributions to shareholders	(.07)	(.17)	(.26)	(.38)	(.40)	(.42)

Net asset value, end of period	$9.34	$9.32	$9.44	$9.17	$9.52	$9.97

Total Return, at Net Asset Value[3]	0.92%	0.58%	5.83%	0.49%	(0.52)%	4.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,041	$54,978	$75,966	$82,254	$118,373	$194,616

Average net assets (in thousands)	$52,204	$63,116	$77,379	$93,543	$153,665	$217,928

Ratios to average net assets:[4]
Net investment income	1.42%	1.85%	2.78%	4.24%	4.07%	3.79%
Total expenses	1.83%	1.84%[5]	1.85%[5]	1.85%[5]	1.72%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.55%	1.45%	1.45%	1.45%	1.45%

Portfolio turnover rate[6]	70%	87%	61%	59%	51%	88%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2011	1.84%
Year Ended September 30, 2010	1.86%
Year Ended September 30, 2009	1.85%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$2,503,061,236	$2,493,328,439
Year Ended September 30, 2011	$5,748,952,116	$5,463,391,268
Year Ended September 30, 2010	$1,512,202,423	$1,571,079,686
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.31	$9.43	$9.15	$9.50	$9.96	$9.94

Income (loss) from investment operations:
Net investment income[2]	.07	.17	.25	.38	.40	.38
Net realized and unrealized gain (loss)	.02	(.11)	.29	(.35)	(.46)	.05

Total from investment operations	.09	.06	.54	.03	(.06)	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.18)	(.26)	(.11)	(.34)	(.41)
Tax return of capital distribution	—	—	—	(.27)	(.06)	—

Total dividends and/or distributions to shareholders	(.07)	(.18)	(.26)	(.38)	(.40)	(.41)

Net asset value, end of period	$9.33	$9.31	$9.43	$9.15	$9.50	$9.96

Total Return, at Net Asset Value[3]	0.93%	0.59%	5.94%	0.48%	(0.64)%	4.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$304,246	$333,542	$370,504	$298,356	$303,991	$298,029

Average net assets (in thousands)	$316,343	$343,597	$337,253	$291,571	$298,257	$294,915

Ratios to average net assets:[4]
Net investment income	1.43%	1.86%	2.72%	4.23%	4.09%	3.79%
Total expenses	1.59%	1.58%[5]	1.59%[5]	1.61%[5]	1.59%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.59%	1.54%	1.45%	1.45%	1.45%	1.45%

Portfolio turnover rate[6]	70%	87%	61%	59%	51%	88%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2011	1.58%
Year Ended September 30, 2010	1.60%
Year Ended September 30, 2009	1.61%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$2,503,061,236	$2,493,328,439
Year Ended September 30, 2011	$5,748,952,116	$5,463,391,268
Year Ended September 30, 2010	$1,512,202,423	$1,571,079,686
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.32	$9.44	$9.16	$9.51	$9.97	$9.95

Income (loss) from investment operations:
Net investment income[2]	.09	.22	.30	.42	.45	.43
Net realized and unrealized gain (loss)	.02	(.12)	.28	(.35)	(.46)	.05

Total from investment operations	.11	.10	.58	.07	(.01)	.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.22)	(.30)	(.12)	(.38)	(.46)
Tax return of capital distribution	—	—	—	(.30)	(.07)	—

Total dividends and/or distributions to shareholders	(.09)	(.22)	(.30)	(.42)	(.45)	(.46)

Net asset value, end of period	$9.34	$9.32	$9.44	$9.16	$9.51	$9.97

Total Return, at Net Asset Value[3]	1.18%	1.09%	6.46%	0.98%	(0.14)%	4.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,521	$44,133	$48,021	$39,800	$47,945	$52,865

Average net assets (in thousands)	$44,993	$46,042	$42,208	$41,038	$51,013	$50,753

Ratios to average net assets:[4]
Net investment income	1.92%	2.35%	3.23%	4.73%	4.58%	4.29%
Total expenses	1.17%	1.17%[5]	1.20%[5]	1.24%[5]	1.24%	1.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%	1.05%	0.95%	0.95%	0.95%	0.95%

Portfolio turnover rate[6]	70%	87%	61%	59%	51%	88%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2011	1.17%
Year Ended September 30, 2010	1.21%
Year Ended September 30, 2009	1.24%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$2,503,061,236	$2,493,328,439
Year Ended September 30, 2011	$5,748,952,116	$5,463,391,268
Year Ended September 30, 2010	$1,512,202,423	$1,571,079,686
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.32	$9.44	$9.16	$9.51	$9.97	$9.95

Income (loss) from investment operations:
Net investment income[2]	.12	.27	.34	.47	.50	.48
Net realized and unrealized gain (loss)	.02	(.11)	.29	(.35)	(.46)	.05

Total from investment operations	.14	.16	.63	.12	.04	.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.28)	(.35)	(.14)	(.42)	(.51)
Tax return of capital distribution	—	—	—	(.33)	(.08)	—

Total dividends and/or distributions to shareholders	(.12)	(.28)	(.35)	(.47)	(.50)	(.51)

Net asset value, end of period	$9.34	$9.32	$9.44	$9.16	$9.51	$9.97

Total Return, at Net Asset Value[3]	1.48%	1.66%	7.00%	1.49%	0.36%	5.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$508,979	$508,871	$439,029	$293,117	$521,193	$376,782

Average net assets (in thousands)	$498,101	$483,961	$353,879	$389,120	$463,627	$232,039

Ratios to average net assets:[4]
Net investment income	2.52%	2.92%	3.66%	5.25%	5.10%	4.82%
Total expenses	0.51%	0.50%[5]	0.51%[5]	0.58%[5]	0.54%	0.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%	0.49%	0.45%	0.45%	0.45%	0.45%

Portfolio turnover rate[6]	70%	87%	61%	59%	51%	88%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2011	0.50%
Year Ended September 30, 2010	0.52%
Year Ended September 30, 2009	0.58%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$2,503,061,236	$2,493,328,439
Year Ended September 30, 2011	$5,748,952,116	$5,463,391,268
Year Ended September 30, 2010	$1,512,202,423	$1,571,079,686
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited-Term Government Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current return and safety of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and
32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$367,272,839
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the fiscal year ended September 30, 2011, the Fund utilized $5,047,965 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2013	$37,778,579
2014	18,093,354
2015	26,097,191
2016	12,640,219
2017	21,325,466
2018	73,585,342
No expiration	16,261,279

Total	$205,781,430

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at March 30, 2012, the Fund had estimated capital loss carryforwards of $189,520,151 expiring in 2018 and $13,723,038, which will not expire. During the six months ended March 30, 2012, it is estimated that the Fund will utilize $2,538,241 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,078,881,871
Federal tax cost of other investments	(27,433,859)

Total federal tax cost	$2,051,448,012

Gross unrealized appreciation	$60,142,263
Gross unrealized depreciation	(13,398,616)

Net unrealized appreciation	$46,743,647

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For
34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing
36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government	Reported trade data, broker-dealer price quotations,
debt, municipal, mortgage-backed	benchmark yields, issuer spreads on comparable
and asset-backed securities	securities, the credit quality, yield, maturity, and
other appropriate factors.

Loans	Information obtained from market participants
regarding reported trade data and broker-dealer
price quotations.

Event-linked bonds	Information obtained from market participants
regarding reported trade data and broker-dealer
price quotations.

Structured securities	Relevant market information such as the price of
underlying financial instruments, stock market indices,
foreign currencies, interest rate spreads, commodities,
or the occurrence of other specific events.

Swaps	Relevant market information, including underlying
reference assets such as credit spreads, credit event
probabilities, index values, individual security values,
forward interest rates, variable interest rates,
volatility measures, and forward currency rates.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing
37 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$14,898,920	$—	$14,898,920
Mortgage-Backed Obligations	—	1,304,613,155	—	1,304,613,155
U.S. Government Obligations	—	521,659,167	—	521,659,167
Short-Term Notes	—	281,570,505	—	281,570,505
Options Purchased	371,002	—	—	371,002
Swaptions Purchased	—	68,627	—	68,627

Total Investments, at Value	371,002	2,122,810,374	—	2,123,181,376
38 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table Continued
Other Financial Instruments:
Futures margins	$859,843	$—	$—	$859,843

Total Assets	$1,230,845	$2,122,810,374	$—	$2,124,041,219

Liabilities Table
Other Financial Instruments:
Appreciated options written, at value	$(141,609)	$—	$—	$(141,609)
Depreciated options written, at value	(81,844)	—	—	(81,844)
Depreciated swaptions written, at value	—	(42,125)	—	(42,125)
Futures margins	(203,396)	—	—	(203,396)

Total Liabilities	$(426,849)	$(42,125)	$—	$(468,974)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	11,839,583	$110,362,062	33,519,790	$315,113,907
Dividends and/or distributions reinvested	942,502	8,791,533	2,353,018	22,113,622
Redeemed	(18,488,759)	(172,331,351)	(50,892,806)	(478,512,132)

Net decrease	(5,706,674)	$(53,177,756)	(15,019,998)	$(141,284,603)

Class B
Sold	609,939	$5,683,666	1,532,419	$14,398,458
Dividends and/or distributions reinvested	37,944	353,730	116,622	1,095,872
Redeemed	(1,295,093)	(12,076,630)	(3,796,874)	(35,695,413)

Net decrease	(647,210)	$(6,039,234)	(2,147,833)	$(20,201,083)

Class C
Sold	4,150,197	$38,607,121	9,285,461	$87,106,710
Dividends and/or distributions reinvested	213,926	1,991,540	590,819	5,541,684
Redeemed	(7,576,590)	(70,511,047)	(13,342,474)	(125,193,042)

Net decrease	(3,212,467)	$(29,912,386)	(3,466,194)	$(32,544,648)

39 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Shares of Beneficial Interest Continued

	Six Months Ended March 30, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Class N
Sold	788,583	$7,343,720	1,238,925	$11,636,247
Dividends and/or distributions reinvested	41,005	382,081	103,817	974,727
Redeemed	(797,426)	(7,431,131)	(1,694,734)	(15,918,529)

Net increase (decrease)	32,162	$294,670	(351,992)	$(3,307,555)

Class Y
Sold	5,760,914	$53,690,474	16,271,849	$152,856,972
Dividends and/or distributions reinvested	654,617	6,100,886	1,488,325	13,973,610
Redeemed	(6,513,114)	(60,685,504)	(9,667,875)	(90,764,514)

Net increase (decrease)	(97,583)	$(894,144)	8,092,299	$76,066,068

4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations for the six months ended March 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$252,910,392	$247,205,811
U.S. government and government agency obligations	611,981,691	565,989,779
To Be Announced (TBA) mortgage-related securities	2,503,061,236	2,493,328,439
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 30, 2012, the Fund paid $1,239,070 to OFS for services to the Fund.
40 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 30, 2012 were as follows:

Class C	$21,790,604
Class N	2,097,510
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
41 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 30, 2012	$86,572	$6,795	$40,114	$14,998	$798
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” will not exceed the following rates: 0.80% for the Class A shares; 1.60% for the Class B and Class C shares, respectively; 1.10% for the Class N shares and 0.50% for the Class Y shares. During the six months ended March 30, 2012, the Manager reimbursed the Fund $239,910, $58,055, $2,844, $15,709 and $20,730 for Class A, Class B, Class C, Class N and Class Y shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     During the six months ended March 30, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$2,155
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
42 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the
43 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $68,627, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $26,502 as of March 30, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of March 30, 2012 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not	Statement of Assets			Statement of Assets
Accounted for as	and Liabilities			and Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Futures margins	$859,843	*	Futures margins	$203,396	*
44 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Asset Derivatives			Liability Derivatives
Derivatives Not	Statement of Assets			Statement of Assets
Accounted for as	and Liabilities			and Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts				Appreciated options written, at value	$141,609
Interest rate contracts				Depreciated options written, at value	81,844
Interest rate contracts	Investments, at value	$439,629	**	Depreciated swaptions written, at value	42,125

Total		$1,299,472			$468,974

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not		Closing and	Closing and
Accounted		expiration of	expiration of
for as Hedging	Investments from	option contracts	futures
Instruments	unaffiliated companies*	written	contracts	Total

Interest rate contracts	$(840,545)	$754,879	$(6,162,073)	$(6,247,739)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not
Accounted
for as Hedging		Option contracts	Swaption contracts	Futures
Instruments	Investments*	written	written	contracts	Total

Interest rate contracts	$(6,694)	$61,920	$(329)	$2,773,396	$2,828,293

*	Includes purchased option contracts and purchased swaption contracts, if any.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
45 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $413,571,338 and $304,422,026 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
46 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $14,725 and $94,969 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $11,507 and $68,350 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended March 30, 2012 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2011	—	$—	130	$22,164
Options written	3,928	520,338	12,918	1,556,390
Options closed or expired	(3,928)	(520,338)	(11,257)	(1,291,330)

Options outstanding as of March 30, 2012	—	$—	1,791	$287,224

Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
     Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a
47 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
component of investments in the Statement of Investments, the Statement of Assets and Liabilities and the Statement of Operations. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
     The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
     The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.
     The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $9,804 and $6,018 on purchased and written swaptions, respectively.
Written swaption activity for the six months ended March 30, 2012 was as follows:

	Call Swaptions
	Notional	Amount of
	Amount	Premiums

Swaptions outstanding as of September 30, 2011	$—	$—
Swaptions written	11,530,000	41,796

Swaptions outstanding as of March 30, 2012	$11,530,000	$41,796

48 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

7. Restricted Securities
As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer
49 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
50 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SHAREHOLDER MEETING Unaudited
On February 29, 2012, a shareholder meeting of Oppenheimer Limited-Term Government Fund (the “Fund”) was held at which the twelve Trustees identified below were elected (Proposal No. 1). At the meeting the sub-proposals in (Proposal No. 2) and (Proposal No. 3) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Nominee/Proposal	For	Withheld

Trustees
William L Armstrong	134,548,328	3,025,944
Edward L. Cameron	134,620,661	2,953,610
Jon S. Fossel	134,739,625	2,834,647
Sam Freedman	134,697,565	2,876,706
Richard F. Grabish	134,753,652	2,820,619
Beverly L. Hamilton	134,904,424	2,669,848
Robert J. Malone	134,739,908	2,834,363
F. William Marshall, Jr.	134,737,024	2,837,247
Victoria J. Herget	134,917,435	2,656,836
Karen L. Stuckey	134,898,549	2,675,723
James D. Vaughn	134,855,402	2,718,869
William F. Glavin, Jr.	134,683,733	2,890,539
2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain	Broker Non Vote

101,746,415	1,993,709	1,166,697	32,667,451
2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain	Broker Non Vote

101,793,793	1,923,274	1,189,755	32,667,451
2c: Proposal to remove the fundamental policy relating to diversification of investments

For	Against	Abstain	Broker Non Vote

101,579,315	2,190,623	1,136,883	32,667,451
2e-1: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain	Broker Non Vote

101,835,478	1,914,310	1,157,033	32,667,451
2g-1: Proposal to revise the fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote

101,596,830	2,128,066	1,181,926	32,667,451
2h: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain	Broker Non Vote

101,746,350	2,031,052	1,129,419	32,667,451
51 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SHAREHOLDER MEETING Unaudited / Continued
2i: Proposal to revise fundamental policy relating to underwriting

For	Against	Abstain	Broker Non Vote

101,698,523	1,990,065	1,218,236	32,667,451
2k: Proposal to remove miscellaneous fundamental policy relating to investment strategy restriction — Limited-Term Government Fund

For	Against	Abstain	Broker Non Vote

101,567,716	2,152,005	1,187,098	32,667,451
2l: Proposal to remove miscellaneous fundamental policy relating to investment strategy restriction — Limited-Term Government Fund

For	Against	Abstain	Broker Non Vote

101,591,732	2,130,914	1,184,173	32,667,451
2m: Proposal to remove miscellaneous fundamental policy relating to investment strategy restriction — Limited-Term Government Fund

For	Against	Abstain	Broker Non Vote

101,575,533	2,145,351	1,185,936	32,667,451
2n: Proposal to remove miscellaneous fundamental policy relating to investment strategy restriction — Limited-Term Government Fund

For	Against	Abstain	Broker Non Vote

101,588,976	2,083,734	1,234,109	32,667,451
2o: Proposal to convert the Fund’s investment objective from fundamental to non-fundamental

For	Against	Abstain	Broker Non Vote

100,795,771	2,948,595	1,162,452	32,667,451
2p: Proposal to approve a change in the Fund’s investment objective

For	Against	Abstain	Broker Non Vote

101,812,862	2,013,097	1,080,859	32,667,451
Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain	Broker Non Vote

102,280,614	1,619,270	1,006,937	32,667,451
52 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
53 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Richard F. Grabish, Trustee
Victoria J. Herget, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Krishna Memani, Vice President
Peter A. Strzalkowski, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.
52 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
55 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
56 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited-Term Government Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2012

By:	/s/ Brian W. Wixted Brian W. Wixted Principal Financial Officer

Date:	5/8/2012